UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F/A

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [X];  Amendment Number: 1

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Kenneth B. Lissak
Address:  767 Third Avenue, 38th floor
          New York, NY 10017

Form      13F File Number:  28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:    Kenneth B. Lissak
Title:   General Partner, Manager
Phone:   (212) 752-8800

Signature, Place, and Date of Signing:

/s/ Kenneth B. Lissak          New York, New York          February 18, 2000
    [Signature]                  [City, State]                   [Date]

This amendment is being effected to correct the telephone number of the Institutional Investment Manager only, no other changes have been made to the report.


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.     (Check here if all holdings of this reporting
                             manager are reported in this report.)

[ ] 13F NOTICE.              (Check here if no holdings reported are in this
                             report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                             FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:        One*

Form 13F Information Table Entry Total:   29

Form 13F Information Table Value Total:   $117,222,292
                                           (thousands)
List of Other Included Managers:

No.               Name
---               ----
(1)           Adam D. Sender

*  Messrs.  Lissak and Sender are the Investment Managers of a single investment
   advisory  firm,  Kadem  Capital   Management,   Inc.,  which  has  investment
   discretion over the investment portfolios reported herein.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                                   IN-
                                                                                   VEST-
                                                                                   MENT
                                                                                   DIS-   OTHER        VOTING
                            TITLE OF   CUSIP      MARKET     SHARES OR  SH   PUT/  CRE-   MANA-      AUTHORITY
 NAME OF ISSUER              CLASS     NUMBER     VALUE       PRN AMT   PRN  CALL  TION   GERS   SOLE  SHARED  NONE
 --------------              -----     ------     -----       -------   ---  ----  ----   ----   ----  ------  ----
AT & T                     Common    532763109   $6,343,750   125,000   SH        Other   (1)   Shared
Allstate Corp.             Common    020002101   $9,300,000   387,500   SH        Other   (1)   Shared
Apple Computer             Common    037833100   $2,157,750    21,000   SH        Other   (1)   Shared
At Home Corp.              Common    04591907      $644,063    15,000   SH        Other   (1)   Shared
Banc One Corp.             Common    05943810    $8,015,625   250,000   SH        Other   (1)   Shared
Bank America Corp.         Common    695148106   $5,018,750   100,000   SH        Other   (1)   Shared
Coca Cola                  Common    191098102  $20,096,250   345,000   SH        Other   (1)   Shared
Compaq                     Common    204493100     $676,563    25,000   SH        Other   (1)   Shared
EToys Inc.                 Common    297862104   $4,528,125   172,500   SH        Other   (1)   Shared
Firstar Corp.              Common    33763V109     $316,875    15,000   SH        Other   (1)   Shared
Healtheon Corporation      Common    422209106   $2,625,000    70,000   SH        Other   (1)   Shared
Hilton Hotels Corp.        Common    432948109   $1,684,375   175,000   SH        Other   (1)   Shared
Honeywell, Inc.            Common    019512102     $288,438     5,000   SH        Other   (1)   Shared
Humana Inc.                Common    444859102     $941,563   115,000   SH        Other   (1)   Shared
JC Penney & Co.            Common    708160106   $2,691,563   135,000   SH        Other   (1)   Shared
Lockheed Martin Corp.      Common    539830109   $2,802,188   128,100   SH        Other   (1)   Shared
Mattel, Inc.               Common    577081706   $8,203,125   625,000   SH        Other   (1)   Shared
McDonalds Corp.            Common    580135101   $1,410,938    35,000   SH        Other   (1)   Shared
McKesson HBOC, Inc.        Common    581557105   $3,045,938   135,000   SH        Other   (1)   Shared
Merck & Co.                Common    825732100   $6,370,938    95,000   SH        Other   (1)   Shared
Monsanto Co.               Common    278864202     $409,688    11,500   SH        Other   (1)   Shared
Office Depot, Inc.         Common    855030102   $1,093,750   100,000   SH        Other   (1)   Shared
Philip Morris              Common    718154107   $3,246,250   140,000   SH        Other   (1)   Shared
Priceline.Com, Inc.        Common    741503106   $3,088,850    65,200   SH        Other   (1)   Shared
Rite Aid Corp.             Common    767754104   $2,321,406   207,500   SH        Other   (1)   Shared
SBC Communications, Inc.   Common    845333103   $5,118,750   105,000   SH        Other   (1)   Shared
USA Waste Services, Inc.   Common    90217103    $1,718,750   100,000   SH        Other   (1)   Shared
Venator Group n/c from
Woolworth 6/98             Common    922944103   $1,050,000   150,000   SH        Other   (1)   Shared
Xerox Corp.                Common    984121103  $12,013,031   529,500   SH        Other   (1)   Shared
TOTAL                                          $117,222,292